Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

Note 4 - Inventories

	December 31,
	2012	2011
Raw materials and components	$12,744	$13,051
Work-in-progress	5,846	6,169
Finished goods	10,151	8,627

	$28,741	$27,847

Inventories are presented in:

	December 31,
	2012	2011
Current assets	$22,591	$22,921
Non-current assets	6,150	4,926
	$28,741	$27,847

Long term Inventory:

At December 31, 2012, $6,150 of the Company's components inventory is in excess of requirements for the year 2013 based on management's estimate of sales. This long term components inventory is mainly comprised of imaging sensor and transmitter of its PillCam capsules and raw material used for the production of new products. Management believes that this amount will be utilized according to its forecasted sales.